Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss For The Period	$ (2,162,010)	$ (1,020,060)	$ (2,082,734)	$ (4,757,758)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Derivative expense	731,500
Stock-based compensation	837,107	326,078	863,012	1,642,869
Depreciation and amortization	60,665	285,130	559,544	646,921
Amortization of debt discount	148,284
Intangible impairment	15,577		31,272	103,800
Loss on debt extinguishment		(81,738)	81,738
Gain on debt restructuring	(516)
Gain on sale of asset	(482)
Loss on Sale of Assets			389
Gain on settlement			(47,710)
Common stock issued to replace shares to officer				1,446,093
Common stock issued by officer on behalf of PetVivo				77,354
Beneficial conversion feature				66,248
Write-off of accounts receivable				163
Common stock returned				(177,600)
Changes in Operating Assets and Liabilities
Decrease in inventory			12,495	13,059
Increase in prepaid expenses and employee advances	(45,184)	(4,779)	4,470	(14,379)
Increase in accounts receivable	(1,250)		(1,000)
Interest accrued on notes payable - related party	5,603	3,039	5,504	9,201
Interest accrued on notes payable	636	725	820	8,593
Interest accrued on convertible notes payable	15,876	11,479	25,518
Increase (decrease) in accounts payable and accrued expense	(42,292)	(37,807)	(4,232)	182,482
Increase (decrease) in accrued expenses - related party	(35,821)	66,455	54,325	16,509
Net Cash Used In Operating Activities	(472,307)	(288,002)	(496,589)	(736,445)
CASH FLOWS FROM INVESTING ACTIVITIES
Increase in investments - equity securities		(1,500)	(1,500)
Proceeds from sale of equipment	482		12,481
Purchase of equipment	(81,874)		(32,791)	(27,119)
Increase in patents and trademarks	(26,599)	(24,987)	(43,386)	(78,687)
Decrease in security deposit				1,999
Net Cash Used in Investing Activities	(107,991)	(26,487)	(65,196)	(103,807)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from stock and warrants sale	368,500	100,000	339,000	399,865
Proceeds from PPP note payable	38,665
Proceeds from notes payable	27,500
Proceeds from notes			15,000	215,000
Proceeds from notes - related parties				70,000
Proceeds from convertible notes	322,500	280,000	280,000
Repayments of convertible notes	(13,962)	(11,479)	(18,537)
Repayments of notes payable	(244)	(19,556)	(19,556)	(50,482)
Repayments of notes payable - related party	(7,500)	(20,700)	(30,000)	(25,006)
Net Cash Provided by Financing Activities	735,459	328,265	565,907	609,377
Net Increase in Cash	155,161	13,776	4,122	(230,875)
Cash and Restricted Cash at Beginning of Period	10,582	6,460	6,460	237,335
Cash at End of Period	165,743	20,236	10,582	6,460
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash Paid During The Period For: Interest	26,623	15,437	23,905	20,181
Cash Paid During The Period For: Stock granted for debt conversion	25,383	455,965		387,712
Cash Paid During The Year For: Income taxes paid
SUPPLEMENTAL DISCLOSURE ON NON-CASH FINANCING AND INVESTING ACTIVITIES
Derivative treated as debt discount	352,941
Note payable - related party granted for release of claim to accrued salary	195,000
Notes payable - related party converted into common stock	$ 25,382
Notes Payable interest converted into common stock				4,280
Notes Payable interest converted into common stock - related parties				1,722
Proceeds not received at balance sheet date pursuant to Stock and Warrant sales			52,000
Leasehold improvements included in accounts payable			67,372
Warrants converted			124
Prepaid stock-based compensation for services			99,664
Stock granted for debt conversions				387,712
Stock granted pursuant to settlements			$ 537,703